Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of intangible assets

(in thousands of $)	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2020	$44,802	$473	$—	$45,275
Additions	16,182	2,814	98,000	116,996
Translation differences	4,196	256	1,058	5,510
On December 31, 2020	65,180	3,543	99,058	167,781
Additions	5,000	—	—	5,000
Disposals	—	(190)	—	(190)
On December 31, 2021	70,180	3,353	99,058	172,591
Additions	992	—	102,000	102,992
Disposals	—	(5)	—	(5)
Derecognition	—	—	(99,058)	(99,058)
On December 31, 2022	$71,171	$3,348	$102,000	$176,519

Amortization and impairment

On January 1, 2020	$—	$(158)	$—	$(158)
Amortization	—	(246)	—	(246)
Translation differences	—	(33)	—	(33)
On December 31, 2020	—	(437)	—	(437)
Amortization		(470)	—	(470)
On December 31, 2021	—	(907)	—	(907)
Amortization	—	(711)	(99,058)	(99,768)
Derecognition	—	—	99,058	99,058
On December 31, 2022	$—	$(1,618)	$—	$(1,618)

Carrying Amount

On December 31, 2020	$65,180	$3,106	$99,058	$167,344
On December 31, 2021	70,180	2,446	99,058	171,684
On December 31, 2022	$71,171	$1,730	$102,000	$174,901